ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

Accounts receivable and the related allowance are summarized as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	64,851,728	23,074,419	3,161,182
Less: allowance for accounts receivable	(60,019)	(82,468)	(11,298)
Accounts receivable, net	64,791,709	22,991,951	3,149,884

No amounts have been written off during the years ended December 31, 2023 and 2024, respectively.

4.ACCOUNTS RECEIVABLE, NET - CONTINUED

The movement in the allowance for accounts receivable was as follows:

		As of December 31,
	2023	2024
	RMB	RMB	US$
Balance as of January 1	—	60,019	8,223
Adjustment due to the adoption of ASC 326	148,344	—	—
(Reversal)/ addition	(88,325)	22,449	3,075
Balance as of December 31	60,019	82,468	11,298